LONGTERM INVESTMENTS (Details Narrative) - $ / shares	Oct. 21, 2021	Mar. 26, 2021
Silver Wolf Exploration Ltd. [Member] | Warrants [Member]
Statement [Line Items]
Exercise price per share		$ 0.20
Common stock shares purchased		300,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Exercise price per share		$ 0.20
Common stock shares purchased		131,718
Office equipment, furniture, and fixtures [Member]
Statement [Line Items]
Common Stock Exercise	300,000